CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net revenues
-Third party customers	$ 223,104,000	1,384,273,000	1,103,243,000	801,189,000
-A related party customer				12,543,000
Net revenues	223,104,000	1,384,273,000	1,103,243,000	813,732,000
Cost of revenues	(155,781,000)	(966,558,000)	(756,617,000)	(559,460,000)
Gross profit	67,323,000	417,715,000	346,626,000	254,272,000
Sales and marketing expenses	(20,605,000)	(127,843,000)	(124,578,000)	(87,597,000)
General and administrative expenses	(23,209,000)	(144,003,000)	(129,846,000)	(83,379,000)
Provision for doubtful accounts receivable	(7,571,000)	(46,977,000)	(23,722,000)	(22,736,000)
Research and development expenses	(18,757,000)	(116,381,000)	(102,704,000)	(68,523,000)
Impairment of an available-for-sale investment		0	(1,217,000)	0
Operating loss	(2,819,000)	(17,489,000)	(35,441,000)	(7,963,000)
Interest income	891,000	5,529,000	2,513,000	1,844,000
Interest expense	(1,325,000)	(8,220,000)	(3,584,000)	(1,340,000)
Other (expenses) income	1,015,000	6,298,000	6,886,000	(1,758,000)
Foreign exchange (loss) gain	636,000	3,944,000	(3,308,000)	(1,481,000)
Loss before income taxes	(1,602,000)	(9,938,000)	(32,934,000)	(10,698,000)
Income tax (expense) benefit	499,000	3,097,000	(1,295,000)	(6,293,000)
Net loss	(1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)
Foreign currency translation	7,000	46,000	(1,975,000)	29,000
Unrealized gain from available-for-sale investments	94,000	583,000	1,821,000	1,594,000
Amounts reclassified from accumulated other comprehensive income			(1,912,000)	(224,000)
Total other comprehensive income (loss), net of tax	101,000	629,000	(2,066,000)	1,399,000
Comprehensive loss	$ (1,002,000)	(6,212,000)	(36,295,000)	(15,592,000)
Loss per share
Basic (in CNY or dollars per share)	$ 0.00	(0.02)	(0.09)	(0.05)
Diluted (in CNY or dollars per share)	$ 0.00	(0.02)	(0.09)	(0.05)
Shares used in loss per share computations:
Basic (in shares)	403,401,928	403,401,928	362,916,540	363,780,875
Diluted (in shares)	403,401,928	403,401,928	362,916,540	363,780,875